Shareholder Report, Line Graph (Details) - USD ($)				9 Months Ended	10 Months Ended	12 Months Ended	21 Months Ended	22 Months Ended	33 Months Ended	34 Months Ended	45 Months Ended	46 Months Ended	57 Months Ended	58 Months Ended	69 Months Ended	70 Months Ended	81 Months Ended	82 Months Ended
		Dec. 19, 2018	Dec. 03, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
C000206016
Account Value [Line Items]
Line Graph and Table Measure Name						MetLife Opportunistic High Yield Fund, Institutional Shares
Accumulated Value			$ 1,000,000		$ 1,075,270			$ 1,081,209		$ 1,288,740		$ 1,142,774		$ 1,258,987		$ 1,432,777		$ 1,533,961
C000206015
Account Value [Line Items]
Line Graph and Table Measure Name						MetLife Opportunistic High Yield Fund, Investor Shares
Accumulated Value			10,000		10,751			10,762		12,801		11,321		12,444		14,114		15,075
C000206017
Account Value [Line Items]
Line Graph and Table Measure Name						MetLife Small Company Equity Fund, Institutional Shares
Accumulated Value		$ 100,000		$ 111,446			$ 97,503		$ 152,272		$ 140,989		$ 160,109		$ 201,717		$ 211,252
C000206018
Account Value [Line Items]
Line Graph and Table Measure Name						MetLife Small Company Equity Fund, Investor Shares
Accumulated Value		10,000		11,145			9,772		15,259		14,093		15,978		20,087		20,957
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]					Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			1,000,000		1,103,143			1,180,196		1,169,632		998,870		1,005,307		1,121,606		1,153,950
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]					Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			10,000		11,031			11,802		11,696		9,989		10,053		11,216		11,540
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]					Russell 3000 Index (USD) (TR)
Accumulated Value		100,000		120,164			138,190		182,239		150,115		180,830		244,471		287,031
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]					Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		12,016			13,819		18,224		15,011		18,083		24,447		28,703
Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]					Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)
Accumulated Value			1,000,000		1,085,550			1,120,877		1,247,279		1,070,928		1,180,981		1,366,900		1,468,146
Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]					Bloomberg U.S. Corporate High Yield Bond Index (USD) (TR)
Accumulated Value			$ 10,000		$ 10,856			$ 11,209		$ 12,473		$ 10,709		$ 11,810		$ 13,669		$ 14,681
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]					Russell 2000 Index (USD) (TR)
Accumulated Value		100,000		114,225			114,671		169,343		129,551		141,120		178,886		198,130
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]					Russell 2000 Index (USD) (TR)
Accumulated Value		$ 10,000		$ 11,422			$ 11,467		$ 16,934		$ 12,955		$ 14,112		$ 17,889		$ 19,813

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.